Notes to the Assets of the Balance Sheet - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 44,798	€ 47,365
Amortization Charge for the Year	18,269	3,131	€ 21,127
Ending balance	70,995	44,798	47,365
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	110,888	110,325
Additions	44,881	563
Disposals	(32,511)
Reclassification	0
Ending balance	123,258	110,888	110,325
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66,090	62,960
Amortization Charge for the Year	2,240	1,492
Impairment	16,026	1,638
Disposals	(32,093)
Reclassification	0
Ending balance	52,263	66,090	62,960
Patents 1 [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,981	3,939
Ending balance	1,938	2,981	3,939
Patents 1 [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18,034	17,585
Additions	290	449
Disposals	(110)
Reclassification	0
Ending balance	18,214	18,034	17,585
Patents 1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,053	13,646
Amortization Charge for the Year	990	1,209
Impairment	233	198
Disposals	0
Reclassification	0
Ending balance	16,276	15,053	13,646
License rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,350	2,527
Ending balance	11,836	2,350	2,527
License rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,896	23,896
Additions	12,000	0
Disposals	(500)
Reclassification	0
Ending balance	35,396	23,896	23,896
License rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,546	21,369
Amortization Charge for the Year	206	72
Impairment	2,000	105
Disposals	(192)
Reclassification	0
Ending balance	23,560	21,546	21,369
Licenses for Marketed Products [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Ending balance	55,486	0	0
Licenses for Marketed Products [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions	0	0
Disposals	0
Reclassification	56,449
Ending balance	56,449	0	0
Licenses for Marketed Products [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization Charge for the Year	963	0
Impairment	0	0
Disposals	0
Reclassification	0
Ending balance	963	0	0
In-process R&D programs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35,684	37,019
Ending balance	0	35,684	37,019
In-process R&D programs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	52,159	52,159
Additions	32,501	0
Disposals	(28,211)
Reclassification	(56,449)
Ending balance	0	52,159	52,159
In-process R&D programs [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16,475	15,140
Amortization Charge for the Year	0	0
Impairment	11,736	1,335
Disposals	(28,211)
Reclassification	0
Ending balance	0	16,475	15,140
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	107	204
Ending balance	116	107	204
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,758	5,644
Additions	90	114
Disposals	(1)
Reclassification	0
Ending balance	5,847	5,758	5,644
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,651	5,440
Amortization Charge for the Year	81	211
Impairment	0	0
Disposals	(1)
Reclassification	0
Ending balance	5,731	5,651	5,440
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,676	3,676
Ending balance	1,619	3,676	3,676
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,041	11,041
Additions	0	0
Disposals	(3,689)
Reclassification	0
Ending balance	7,352	11,041	11,041
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,365	7,365
Amortization Charge for the Year	0	0
Impairment	2,057	0
Disposals	(3,689)
Reclassification	0
Ending balance	€ 5,733	€ 7,365	€ 7,365